Total

GABELLI EQUITY SERIES FUNDS, INC.

Supplement dated March 15, 2023

to

The Gabelli Focused Growth and Income Fund’s Statutory Prospectus dated January 27, 2023 and

Statement of Additional Information dated January 27, 2023

This supplement amends certain information in the Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), each dated January 27, 2023, of The Gabelli Focused Growth and Income Fund (the “Fund”). Unless otherwise indicated, all other information included in the Fund’s Prospectus and SAI, or any previous supplements thereto, that is not inconsistent with the information set forth in this supplement, remains unchanged. Capitalized terms not otherwise defined in this supplement have the same meaning as in the Fund’s Prospectus and SAI.

Reopening of Class C Shares

The Fund has determined to reopen its Class C shares to new investors, effective as of March 15, 2023 (the “Effective Date”). All disclosures inconsistent with the foregoing in the Prospectus and SAI of the Fund are hereby superseded. Conversions and exchange privileges for Class C shares of the Fund are permitted as of the Effective Date in accordance with applicable exchange and conversion policies, as described in the Fund’s Prospectus, and any reference to Class C shares of the Fund not being available as an exchange option is hereby deleted.

The minimum initial investment for Class C shares of the Fund is $1,000 ($250 for “IRAs” or Coverdell Education Savings Plans). There is no minimum initial investment for Class C in an automatic monthly investment plan.

Change to Cover Page

The Fund’s Class C ticker symbol, GWSCX, is added to the share class and ticker symbol table located on the cover page of each the Prospectus and SAI.

Changes to “Fees and Expenses of the Focused Growth and Income Fund” and “Expense Example”

The sections captioned “Fees and Expenses of the Focused Growth and Income Fund” and “Expense Example” of the Fund’s Prospectus are deleted and replaced in their entirety with the following:

THE GABELLI FOCUSED GROWTH AND INCOME FUND
Fees and Expenses of the Focused Growth and Income Fund:

This table describes the fees and expenses that you may pay if you buy and hold the following classes of shares of the Focused Growth and Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” on page 45 of the prospectus and in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries,” attached to the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - THE GABELLI FOCUSED GROWTH AND INCOME FUND - USD ($)	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%	2.00%
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - THE GABELLI FOCUSED GROWTH AND INCOME FUND		Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	0.25%	1.00%	none
Other Expenses		0.47%	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses		1.72%	1.72%	2.47%	1.47%
Fee Waiver and/or Expense Reimbursement	[1]	none	(0.47%)	none	(0.67%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		1.72%	1.25%	2.47%	0.80%
[1]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.80% for Class I Shares and 1.25% for Class A Shares. Under this same arrangement, the Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the Fund’s adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 0.80% for Class I Shares and 1.25% for Class A Shares. This arrangement is in effect through January 31, 2024 for both Class I Shares and Class A Shares, and may be terminated only by the Board of the Company before such time. The Fund will carry forward any fees and expenses in excess of the expense limitation and repay the Adviser such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment.

Expense Example

This example is intended to help you compare the cost of investing in the Focused Growth and Income Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in shares of the Focused Growth and Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year, and that the Equity Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - THE GABELLI FOCUSED GROWTH AND INCOME FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class AAA Shares	175	542	933	2,030
Class A Shares	695	1,043	1,413	2,452
Class C Shares	350	770	1,316	2,806
Class I Shares	82	399	739	1,700

You would pay the following expenses if you did not redeem your shares of the Focused Growth and Income Fund:
Expense Example, No Redemption - THE GABELLI FOCUSED GROWTH AND INCOME FUND - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class AAA Shares	175	542	933	2,030
Class A Shares	695	1,043	1,413	2,452
Class C Shares	250	770	1,316	2,806
Class I Shares	82	399	739	1,700

Changes to “Performance”
Average Annual Total Returns (for the years ended December 31, 2022)
The table directly beneath the bar chart in the section captioned “Performance” of the Fund’s Prospectus is deleted and replaced in its entirety with the following:
Average Annual Total Returns - THE GABELLI FOCUSED GROWTH AND INCOME FUND	1 Year	5 Years	10 Years	Inception Date
Class AAA Shares	(13.84%)	5.41%	4.67%	Dec. 31, 2002
Class AAA Shares | Return After Taxes on Distributions	(14.69%)	2.09%	4.12%	Dec. 31, 2002
Class AAA Shares | Return After Taxes on Distributions and Sale of Fund Shares	(7.67%)	1.85%	3.56%	Dec. 31, 2002
Class A Shares	(18.78%)	1.25%	4.07%	Dec. 31, 2002
Class C Shares	(15.33%)	1.67%	3.89%	Dec. 31, 2002
Class I Shares	(13.06%)	3.02%	5.10%	Jan. 11, 2008
S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes)	(13.06%)	6.71%	10.78%